Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Current Assets [Abstract]
Receivables		$ 1,493
Government authorities	$ 197	182
Prepaid expenses and other receivables	780	232
Total other current assets	$ 977	$ 1,907